Income Taxes - Additional Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Taxes [Line Items]
Provision for income taxes	$ 0	$ 0
Valuation allowance	1,112,000	9,392,000
Change in the Valuation Allowance		8,300,000
Unrecognized tax benefit balance	468,000	475,000
Accruals for interest or penalties	0	0
Recognized interest or penalties	$ 0	$ 0
Cumulative change in Ownership		50.00%
CARES act of 2020, net operating loss carryback period		3 years
Federal
Income Taxes [Line Items]
Net operating loss (NOL) carryforwards		$ 41,000,000.0
Federal | Research and Development Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards		0
State
Income Taxes [Line Items]
Net operating loss (NOL) carryforwards		$ 600,000
Net operating loss (NOL) carryforwards, expiration year		2041
Tax credit carryforwards		$ 13,000
Tax Credit carry forward, indefinite		$ 39,000
State | Beginning Year
Income Taxes [Line Items]
Tax Credit Carryforward, Expiration Year		2036
State | Research and Development Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards		$ 52,000